EQUITY - Dividends (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Equity [abstract]
Prior year final dividend (SA cents per share)	R 40	R 20	R 65
Final dividend declared relating to prior year	R 345.7	R 172.3	R 559.4
Interim dividend (SA cents per share)	R 50	R 30	R 20
Interim dividend	R 433.6	R 258.7	R 172.3
Total dividends	R 779.3	R 431.0	R 731.7